DIVIDENDS (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
DIVIDENDS
Dividend declared	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0